Earnings Per Ordinary Share (Tables)	12 Months Ended
Sep. 30, 2017
Earnings Per Ordinary Share [Abstract]
Schedule of earnings per ordinary share
	For the years ended September 30,
	2017	2016	2015
Numerator used in basic net income per share:
Net Income (loss)	$(218,486)	$(160,000)	$1,027,000
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted	$(0.16)	$(0.11)	$0.73